KPMG LLP
Suite 1500
550 South Hope Street
Los Angeles, CA 90071-2629

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Nelnet, Inc. (the “Company”)
Goldman Sachs & Co. LLC
BofA Securities, Inc.
Citigroup Global Markets Inc.
Mizuho Securities USA LLC
RBC Capital Markets, LLC
Wells Fargo Securities, LLC
Apollo Global Securities, LLC
Blackstone Securities Partners, L.P.
(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2021-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “nslt_2021_c_20210630_listing.xlsx” provided by the Company on July 7, 2021, containing information on 80,099 student loans (the “Student Loans”) as of June 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Nelnet Student Loan Trust 2021-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means the Company’s servicing system.

•	The term “Lookup Code Mapping” means loan status descriptions and mapping provided by the Company, attached hereto as Exhibit B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Sources” means the following information provided by the Company:

–	Lookup Code Mapping;

–	Promissory Note; and,

–
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Current Principal Balance Screen, Payment History for Loan Status and Interest Rate Screen, Repayment Schedule Screen, Servicing History Screen, Term Adjustment Screen, BLS Main Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information contained in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions
Disbursement Year	“Act Disb Date” field on Note Disbursements Screen and Instructions
Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen
Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, and principal payment amounts on Payment History for Current Principal Balance Screen, and Instructions
Loan Type	“Loan Type” field on Note Detail 2 Screen
Loan Status	“Status” and “Next Pmt Dt” fields on Note Detail 1 Screen, Servicing History Screen, “NPD” field on Payment History for Loan Status and Interest Rate Screen, Lookup Code Mapping, and Instructions
Current Status End Date	“End Dt of Stat” field on Note Detail 1 Screen, Servicing History Screen, “First Pmt Dt” and “Term” fields on Repayment Schedule Screen, and Instructions
Remaining Term	“Remaining Term” field on Note Detail 1 Screen, “Adj Term” field on Term Adjustment Screen, and Instructions

2

Attribute	Sources / Instructions
Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” and “Eff Dt” fields on Payment History for Loan Status and Interest Rate Screen, and Instructions
School Code	“Original School ID” field on Servicing History Screen
State of Residence	“Address” field on BLS Main Screen
Original FICO	“Borrower – Credit Score” field, “Co-Signer – Credit Score” field, “Co-Maker – Credit Score” field on Origination Screen, and Instructions

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note in the Sources. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 80,099 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

The Company provided an electronic data file entitled “kpmg_2bn_20210630.xlsx” on July 22, 2021, containing information on 159,996 student loans as of June 30, 2021 (the “Upsize Data File”), which we were informed may be included as collateral in the offering by Nelnet Student Loan Trust 2021-C. We provided no assurances that the Upsize Data File will be included in the final collateral pool of the Nelnet Student Loan Trust 2021-C. Utilizing the Upsize Data File, a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company, the selection criteria would result in a sample of 361 student loans. The procedures we performed were performed on the Sample Student Loans from the Data File. None of the additional student loans reflected in the Upsize Data File were subject to these procedures. We compared the Loan IDs in the Data File to the Loan IDs in the Upsize Data File and found that all 80,099 student loans in the Data File were included in the Upsize Data File.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Los Angeles, California July 29, 2021

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2021C001	51	2021C051	101	2021C101	151	2021C151
2	2021C002	52	2021C052	102	2021C102	152	2021C152
3	2021C003	53	2021C053	103	2021C103	153	2021C153
4	2021C004	54	2021C054	104	2021C104	154	2021C154
5	2021C005	55	2021C055	105	2021C105	155	2021C155
6	2021C006	56	2021C056	106	2021C106	156	2021C156
7	2021C007	57	2021C057	107	2021C107	157	2021C157
8	2021C008	58	2021C058	108	2021C108	158	2021C158
9	2021C009	59	2021C059	109	2021C109	159	2021C159
10	2021C010	60	2021C060	110	2021C110	160	2021C160
11	2021C011	61	2021C061	111	2021C111	161	2021C161
12	2021C012	62	2021C062	112	2021C112	162	2021C162
13	2021C013	63	2021C063	113	2021C113	163	2021C163
14	2021C014	64	2021C064	114	2021C114	164	2021C164
15	2021C015	65	2021C065	115	2021C115	165	2021C165
16	2021C016	66	2021C066	116	2021C116	166	2021C166
17	2021C017	67	2021C067	117	2021C117	167	2021C167
18	2021C018	68	2021C068	118	2021C118	168	2021C168
19	2021C019	69	2021C069	119	2021C119	169	2021C169
20	2021C020	70	2021C070	120	2021C120	170	2021C170
21	2021C021	71	2021C071	121	2021C121	171	2021C171
22	2021C022	72	2021C072	122	2021C122	172	2021C172
23	2021C023	73	2021C073	123	2021C123	173	2021C173
24	2021C024	74	2021C074	124	2021C124	174	2021C174
25	2021C025	75	2021C075	125	2021C125	175	2021C175
26	2021C026	76	2021C076	126	2021C126	176	2021C176
27	2021C027	77	2021C077	127	2021C127	177	2021C177
28	2021C028	78	2021C078	128	2021C128	178	2021C178
29	2021C029	79	2021C079	129	2021C129	179	2021C179
30	2021C030	80	2021C080	130	2021C130	180	2021C180
31	2021C031	81	2021C081	131	2021C131	181	2021C181
32	2021C032	82	2021C082	132	2021C132	182	2021C182
33	2021C033	83	2021C083	133	2021C133	183	2021C183
34	2021C034	84	2021C084	134	2021C134	184	2021C184
35	2021C035	85	2021C085	135	2021C135	185	2021C185
36	2021C036	86	2021C086	136	2021C136	186	2021C186
37	2021C037	87	2021C087	137	2021C137	187	2021C187
38	2021C038	88	2021C088	138	2021C138	188	2021C188
39	2021C039	89	2021C089	139	2021C139	189	2021C189
40	2021C040	90	2021C090	140	2021C140	190	2021C190
41	2021C041	91	2021C091	141	2021C141	191	2021C191
42	2021C042	92	2021C092	142	2021C142	192	2021C192
43	2021C043	93	2021C093	143	2021C143	193	2021C193
44	2021C044	94	2021C094	144	2021C144	194	2021C194
45	2021C045	95	2021C095	145	2021C145	195	2021C195
46	2021C046	96	2021C096	146	2021C146	196	2021C196
47	2021C047	97	2021C097	147	2021C147	197	2021C197
48	2021C048	98	2021C098	148	2021C148	198	2021C198
49	2021C049	99	2021C099	149	2021C149	199	2021C199
50	2021C050	100	2021C100	150	2021C150	200	2021C200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2021C201	242	2021C242	283	2021C283	324	2021C324
202	2021C202	243	2021C243	284	2021C284	325	2021C325
203	2021C203	244	2021C244	285	2021C285	326	2021C326
204	2021C204	245	2021C245	286	2021C286	327	2021C327
205	2021C205	246	2021C246	287	2021C287	328	2021C328
206	2021C206	247	2021C247	288	2021C288	329	2021C329
207	2021C207	248	2021C248	289	2021C289	330	2021C330
208	2021C208	249	2021C249	290	2021C290	331	2021C331
209	2021C209	250	2021C250	291	2021C291	332	2021C332
210	2021C210	251	2021C251	292	2021C292	333	2021C333
211	2021C211	252	2021C252	293	2021C293	334	2021C334
212	2021C212	253	2021C253	294	2021C294	335	2021C335
213	2021C213	254	2021C254	295	2021C295	336	2021C336
214	2021C214	255	2021C255	296	2021C296	337	2021C337
215	2021C215	256	2021C256	297	2021C297	338	2021C338
216	2021C216	257	2021C257	298	2021C298	339	2021C339
217	2021C217	258	2021C258	299	2021C299	340	2021C340
218	2021C218	259	2021C259	300	2021C300	341	2021C341
219	2021C219	260	2021C260	301	2021C301	342	2021C342
220	2021C220	261	2021C261	302	2021C302	343	2021C343
221	2021C221	262	2021C262	303	2021C303	344	2021C344
222	2021C222	263	2021C263	304	2021C304	345	2021C345
223	2021C223	264	2021C264	305	2021C305	346	2021C346
224	2021C224	265	2021C265	306	2021C306	347	2021C347
225	2021C225	266	2021C266	307	2021C307	348	2021C348
226	2021C226	267	2021C267	308	2021C308	349	2021C349
227	2021C227	268	2021C268	309	2021C309	350	2021C350
228	2021C228	269	2021C269	310	2021C310	351	2021C351
229	2021C229	270	2021C270	311	2021C311	352	2021C352
230	2021C230	271	2021C271	312	2021C312	353	2021C353
231	2021C231	272	2021C272	313	2021C313	354	2021C354
232	2021C232	273	2021C273	314	2021C314	355	2021C355
233	2021C233	274	2021C274	315	2021C315	356	2021C356
234	2021C234	275	2021C275	316	2021C316	357	2021C357
235	2021C235	276	2021C276	317	2021C317	358	2021C358
236	2021C236	277	2021C277	318	2021C318	359	2021C359
237	2021C237	278	2021C278	319	2021C319	360	2021C360
238	2021C238	279	2021C279	320	2021C320	361	2021C361
239	2021C239	280	2021C280	321	2021C321
240	2021C240	281	2021C281	322	2021C322
241	2021C241	282	2021C282	323	2021C323

Note: The Company has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B
Lookup Code Mapping

Loan Status per Sources	Loan Status per Data File
Repayment, Loan Mod, Military Repay	Repayment Current
School, Military School	In-School
Disaster Forb	Forbearance
Deferment, Bnkrcy Defer	Deferment
Grace	Grace

Exhibit C Instructions

Attribute	Instructions
Disbursement Year	Compare the “Orig_Vint_Date” field in the Data File to the earliest “Act Disb Date” field on Note Disbursements Screen.
Current Principal Balance
Compare the “Ln_Cur_Bal” field in the Data File to the “CPB” field on Note Detail 2 Screen. In the event the “CPB” field on the Note Detail 2 Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen. In the event the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the sum of the “CPB” field and all principal payment amounts on Payment History for Current Principal Balance Screen for which the “Prcs Dt” is after the Cutoff Date to the “Ln_Cur_Bal” field in the Data File.

Loan Status
Compare the “Status” field in the Data File to the “Status” field on the Note Detail 1 Screen based on the Lookup Code Mapping. In the event the “Status” field on the Note Detail 1 Screen did not agree with the “Status” field in the Data File, compare the Loan Status as of the Cutoff Date listed on the Servicing History Screen. In the event the Loan Status as of the Cutoff Date listed on the Servicing History Screen did not agree with the “Status” field in the Data File, perform the following procedures:

a) If the “Status” field in the Note Detail 1 Screen was “Loan Mod” and the “Next Pmt Dt” field on the Note Detail 1 Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

b) If the “Status” field in the Note Detail 1 Screen was “Repayment,” and the “Next Pmt Dt” on Note Detail 1 Screen or “NPD” field on Payment History for Loan Status and Interest Rate Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

Current Status End Date
a) If the Loan Status of the Selected Student Loan was Repayment Current or Repay_Delinquent, compare the “Curr_Maturity_Date” field in the Data File to the sum of the “First Pmt Dt” field and months in the “Term” field on the Repayment Schedule Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

b) If the Loan Status of the Selected Student Loan was In-School, compare the date one day prior to the “Grace_Begin_Date” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

c) If the Loan Status of the Selected Student Loan was Grace, compare the “Grace_End_DT” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

d) If the Loan Status of the Selected Student Loan was Deferment or Forbearance, compare the “Active_Df_En_Date” field in the Data File to the “End Dt of Stat” field on the Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

Exhibit C Instructions (Cont.)

Attribute	Instructions
e) If the Loan Status of the Selected Student Loan was Bankruptcy Deferment, compare the “Active_Df_En_Date” field in the Data File to the Cutoff Date.
Remaining Term	Compare the “Mos_Remain_Repay_Status” field in the Data File to (i) the “Remaining Term” field on the Note Detail 1 Screen, or (ii)the ”Adj Term” field on the Term Adjustment Screen.
Interest Rate
Compare the “Drvd_Ln_Rate” field in the Data File to the “Interest Rate” field on the Note Detail 2 Screen. In the event the “Interest Rate” field on Note Detail 2 Screen did not agree with the “Drvd_Ln_Rate” field in the Data File, compare “Int Rate” field which corresponding “Eff Dt” field was Cutoff Date on Payment History for Loan Status and Interest Rate Screen to the “Drvd_Ln_Rate” field in the Data File.

Original FICO
a) Compare the “Borr_Fico” field in the Data File to the “Borrower – Credit Score” field on the Origination Screen. If the “Borr_Fico” field in the Data File did not agree with the “Borrower – Credit Score” field on the Origination Screen, compare the “Cos1_Fico” field in the Data File to the “Co-Signer – Credit Score” field on the Origination Screen. If the “Cos1_Fico” field in the Data File did not agree with the “Co-Signer – Credit Score” field on the Origination Screen, compare the “Cos2_Fico” field in the Data File with the “Co-Maker – Credit Score” field on the Origination Screen.

b) If the “Cos2_Fico” field in the Data File was blank, consider the field to be equal to zero.

c) Do not consider an Original FICO value of zero to be an exception.